Note 3 - Earnings Per Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]

Note 3 – Earnings Per Share

Earnings per share (“EPS”) consists of two separate components, basic EPS and diluted EPS.  Basic EPS is computed based on the weighted average number of shares of common stock outstanding for each period presented.  Diluted EPS is calculated based on the weighted average number of shares of common stock outstanding plus dilutive common stock equivalents (“CSEs”).  CSEs consist of shares that are assumed to have been purchased with the proceeds from the exercise of stock options, as well as unvested restricted stock (RRP) shares. Common stock equivalents which are considered antidilutive are not included for the purposes of this calculation. For the years ended December 31, 2021 and 2020, all unvested restricted stock program awards and outstanding stock options representing shares were dilutive.

            The following table sets forth the composition of the weighted average shares (denominator) used in the basic and dilutive earnings per share computations.

	For the Year Ended December 31,
	2021	2020
Net Income	$6,404,000	$3,245,000

Weighted average shares outstanding – basic	1,995,468	1,975,836
Effect of dilutive common stock equivalents	97,639	36,563
Adjusted weighted average shares outstanding – diluted	2,093,108	2,012,399

Basic earnings per share	$3.21	$1.64
Diluted earnings per share	$3.06	$1.61